NYSE Euronext

11006369

CERTNYS

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

1-34960

Received SEC
APR 20 2011
Washington, DC 20549

April 20, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GENERAL MOTORS COMPANY, Warrants (expiring July 10, 2016) and Warrants (expiring July 10, 2019), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 20, 2011. Tentative listing date – April 21, 2011.

Sincerely,